SHAREHOLDERS' EQUITY - Stock Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2017 CAD ($) year
Share Capital, Reserves, And Other Equity Interest [Abstract]
Risk-free interest rate	2.30%	2.30%	1.10%	1.10%
Expected volatility	30.00%	30.00%	30.00%	30.00%
Dividend yield	6.00%	6.00%	1.10%	1.10%
Expected option life (years) | year	5	5	5	5
Share price (in Canadian dollars)		$ 39.40		$ 37.72
Exercise price (in Canadian dollars)	$ 40.33	40.33	$ 34.96	34.96
Weighted average fair value per option granted (in Canadian dollars)		$ 4.03		$ 7.47